ACQUISITION OF BUSINESSES - Schedule of Current Year Acquisitions (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Goodwill	$ 2,411	$ 1,554
Borrowings	(7,601)
Business services
Disclosure of detailed information about business combination [line items]
Goodwill	1,306	1,368
Infrastructure services
Disclosure of detailed information about business combination [line items]
Goodwill	760	0
Industrial operations
Disclosure of detailed information about business combination [line items]
Goodwill	345	186
Various acquisitions
Disclosure of detailed information about business combination [line items]
Cash	1,756	593
Contingent consideration	275	13
Total Consideration	2,031	606
Cash and cash equivalents	658	335
Accounts and other receivable, net	922	2,226
Inventory, net	686	700
Equity accounted investments	329	212
Property, plant and equipment	4,913	503
Intangible assets	2,942	2,839
Goodwill	971	328
Deferred income tax assets	38	59
Financial assets	319	106
Other assets	1,026	65
Accounts payable and other	(3,654)	(2,112)
Borrowings	(3,668)	(1,678)
Deferred income tax liabilities	(157)	(789)
Net assets acquired before non-controlling interest	5,325	2,787
Non-controlling interest	(3,294)	(2,181)
Net Assets Acquired	2,031	606
Various acquisitions | Business services
Disclosure of detailed information about business combination [line items]
Cash	25	198
Contingent consideration	0	13
Total Consideration	25	211
Cash and cash equivalents	36	39
Accounts and other receivable, net	11	1,248
Inventory, net	2	690
Equity accounted investments	0	122
Property, plant and equipment	57	264
Intangible assets	28	403
Goodwill	31	325
Deferred income tax assets	0	9
Financial assets	0	106
Other assets	0	0
Accounts payable and other	(24)	(1,885)
Borrowings	(50)	(210)
Deferred income tax liabilities	(2)	(58)
Net assets acquired before non-controlling interest	89	1,053
Non-controlling interest	(64)	(842)
Net Assets Acquired	25	211
Various acquisitions | Infrastructure services
Disclosure of detailed information about business combination [line items]
Cash	1,686
Contingent consideration	275
Total Consideration	1,961
Cash and cash equivalents	592
Accounts and other receivable, net	836
Inventory, net	626
Equity accounted investments	328
Property, plant and equipment	4,669
Intangible assets	2,683
Goodwill	760
Deferred income tax assets	11
Financial assets	317
Other assets	1,026
Accounts payable and other	(3,431)
Borrowings	(3,352)
Deferred income tax liabilities	(83)
Net assets acquired before non-controlling interest	4,982
Non-controlling interest	(3,021)
Net Assets Acquired	1,961
Various acquisitions | Industrial operations
Disclosure of detailed information about business combination [line items]
Cash	45	395
Contingent consideration	0	0
Total Consideration	45	395
Cash and cash equivalents	30	296
Accounts and other receivable, net	75	978
Inventory, net	58	10
Equity accounted investments	1	90
Property, plant and equipment	187	239
Intangible assets	231	2,436
Goodwill	180	3
Deferred income tax assets	27	50
Financial assets	2	0
Other assets	0	65
Accounts payable and other	(199)	(227)
Borrowings	(266)	(1,468)
Deferred income tax liabilities	(72)	(731)
Net assets acquired before non-controlling interest	254	1,734
Non-controlling interest	(209)	(1,339)
Net Assets Acquired	$ 45	$ 395